Financial risk management objectives and policies - Narrative (Details) ¥ in Thousands, ¥ in Millions, $ in Millions			12 Months Ended
	Apr. 14, 2020 CAD ($)	Dec. 23, 2019 EUR (€)	Mar. 31, 2024 CAD ($)	Apr. 02, 2023 CAD ($)	Apr. 03, 2022 CAD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Apr. 02, 2023 JPY (¥)	Apr. 02, 2023 CAD ($)	Oct. 30, 2020 CAD ($)	Oct. 30, 2020 USD ($)	Oct. 07, 2020 USD ($)
Disclosure of credit risk exposure [line items]
Current deposits from customers							$ 22,900,000				$ 200,000
Trade accounts receivable factored limit | €		€ 20,000,000
Exchange rate of cash received for trade accounts receivable		100.00%
Trade accounts receivable factor fee rate		1.15%
Proceeds from sale of trade accounts receivable			$ 46,300,000	$ 45,700,000
Trade accounts receivable factor fee expense (less than)			400,000	300,000
Trade accounts receivable derecognized but serviced							600,000				1,100,000
Settlement of term loan derivative contracts			0	8,600,000	$ 0
Foreign exchange risk
Disclosure of credit risk exposure [line items]
Unrealized gains (losses) on foreign exchange contracts not treated as hedges			1,700,000	4,500,000	4,700,000
Fair value hedges | Foreign currency risk | Forward contract
Disclosure of credit risk exposure [line items]
Borrowings													$ 270.0
Hedging instrument, term												5 years	5 years
Notional amount of derivative												$ 368,500,000
Cash flow hedges | Foreign exchange risk | Long-dated forward exchange contract
Disclosure of credit risk exposure [line items]
Unrealized gains (losses) on foreign exchange contracts not treated as hedges			$ (1,300,000)	$ 17,500,000	$ (4,600,000)
Third party | Credit risk
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance lossess, deductible amount							100,000
Accounts receivable, insurance losses, maximum annual amount insured							30,000,000
Accounts receivable insured under the agreement							14,800,000				10,300,000
Third party | Credit risk | Canada Goose Japan, K.K.
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance losses, maximum annual amount insured | ¥						¥ 540,000
Accounts receivable insured under the agreement						¥ 32,500	$ 300,000			¥ 72,800	700,000
Accounts receivable, insurance losses, percentage deductible						10.00%	10.00%	10.00%
Accounts receivable, insurance losses, minimum account receivables | ¥						¥ 100
Third party | Maximum | Credit risk
Disclosure of credit risk exposure [line items]
Accounts receivable, insurance losses, coverage percentage						90.00%	90.00%	90.00%
Short-term borrowings
Disclosure of credit risk exposure [line items]
Line of credit facility, maximum borrowing capacity	$ 10,000,000
Line of credit facility, maximum term	12 months
Line of credit, annual percentage	1.00%
Line of credit, outstanding amount							$ 7,400,000
Short-term borrowings | Mainland China Facilities
Disclosure of credit risk exposure [line items]
Line of credit, outstanding amount							9,100,000
Mainland China Facilities
Disclosure of credit risk exposure [line items]
Borrowings							50,000,000	¥ 266.4
Japan Facility
Disclosure of credit risk exposure [line items]
Line of credit facility, maximum borrowing capacity						¥ 4,000,000	$ 35,800,000
Borrowings, interest rate						0.45%	0.45%	0.45%
Japan Facility | Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, interest rate						0.45%	0.45%	0.45%
Term Loan
Disclosure of credit risk exposure [line items]
Borrowings							$ 392,500,000				$ 395,700,000			$ 300.0
Borrowings, interest rate						8.94%	8.94%	8.94%
Term Loan | Interest rate risk
Disclosure of credit risk exposure [line items]
Borrowings, interest rate						8.94%	8.94%	8.94%
Term Loan | Interest rate risk | Interest rate swap contract
Disclosure of credit risk exposure [line items]
Hedging instrument, term												5 years	5 years
Notional amount of derivative									$ 300.0				$ 270.0